Equity - Disclosure of significant inputs to Black and Scholes model used for fair value measurement of Share Options (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2023 ₪ / shares shares	Mar. 31, 2023 $ / shares shares	Feb. 28, 2021 shares	Dec. 31, 2023 USD ($) SFr / shares shares	Dec. 31, 2023 USD ($) Years $ / shares shares	Dec. 31, 2022 USD ($) yr SFr / shares shares	Dec. 31, 2022 USD ($) yr $ / shares shares	Dec. 31, 2021 shares
Movements in Share Options:
Exercise of share options					(1,703,908)	(171,945)	(171,945)
Fair value of the options to acquire Units | $						$ 1,131	$ 1,131
Increase in fair value of liability | $					$ 239
Issued capital
EQUITY
Fair Value of Liabilities | $						$ 7,164	$ 7,164
Share options
Movements in Share Options:
Exercise of share options			(1,703,908)		(1,703,908)	(171,945)	(171,945)
Ending balance				0	0	1,733,875	1,733,875	1,905,820
Number of Ordinary Shares in an Unit					1
Number of options in an Unit					0.5
Exercise price of option | (per share)				SFr (11)	$ (11.93)
Underwriters | Issued capital
Movements in Share Options:
Number of Options Granted to Acquire Units	97,222	97,222			97,222
Number of Ordinary Shares in an Unit	1	1			1
Number of options in an Unit	0.5	0.5			0.5
Number of ordinary shares toa acquire each option	1	1			1
Exercise price of option | (per share)	₪ (43.56)	$ (12.01)		SFr (11)	$ (11.93)
Fair value of the options to acquire Units | $				SFr 1,002	$ 1,002
Future Payment Liability | $				SFr 416	$ 416
Black and Scholes model | Share options
EQUITY
Expected dividend					0.00%	0.00%	0.00%
Expected volatility of the share price					41.18%
Risk-free interest rate					4.11%	0.82%	0.82%
Expected average life of options | Years					2.01
Exercise price, share options granted | (per share)				SFr 11.55	$ 12.53	$ 14.8	$ 16.05
Black and Scholes model | Minimum | Share options
EQUITY
Expected volatility of the share price						32.59%	32.59%
Expected average life of options | yr						0.06	0.06
Black and Scholes model | Maximum | Share options
EQUITY
Expected volatility of the share price						38.24%	38.24%
Expected average life of options | yr						0.13	0.13
Monte Carlo model | Expected dividend | Issued capital
EQUITY
Expected volatility of the share price						43.15%	43.15%
Monte Carlo model | Risk-free interest rate | Issued capital
EQUITY
Risk-free interest rate						0.82%	0.82%
Monte Carlo model | Expected average life of options | Issued capital
EQUITY
Expected average life of options | yr						0.21	0.21
Monte Carlo model | Share price | Share options
EQUITY
Exercise price, share options granted | (per share)						$ 14.8	$ 16.05